Fixed Assets - Summary of Fixed Assets (Parenthetical) (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for purchase of fixed assets	R$ 41,000,000	R$ 181,000,000	R$ 48,000,000
EDP systems related to attached real estate	3,000,000	3,000,000	4,000,000
Fixed assets impairment	0	R$ 0	R$ 0
Hyperinflationary [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other changes property plant and equipment	R$ 209,000,000